Deposits (Summary of Deposits) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Deposits [Abstract]
Time deposits	¥ 1,860,253	¥ 1,752,755
Other deposits	457,532	478,948
Total	¥ 2,317,785	¥ 2,231,703